Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenue	$ 37,333
Cost of revenues	(49,014)
Gross loss	(11,681)
Operating expenses:
General and administrative expenses	(168,971)	(23,590)	(10,042)
Selling expenses	(6,908)	(1,557)
Research and development expenses	(24,434)	(15,900)	(725)
Total operating expenses	(200,313)	(41,047)	(10,767)
Loss from operations	(211,994)	(41,047)	(10,767)
Other loss:
Other income (expenses), net	(18,482)	267	(318)
Interest expenses, net	(3,248)	(37)	(1,980)
Financial expenses	(30,000)	(4,216)
Impairment of property and equipment	(3,183)
Loss of impairment on investments		(2,959)
Changes in fair value of warrant liabilities	212	(238)
Investment loss		(13)
Total other loss	(54,701)	(7,196)	(2,298)
Loss before income tax provision	(266,695)	(48,243)	(13,065)
Income tax provision
Net loss	(266,695)	(48,243)	(13,065)
Less: Net loss contributed to noncontrolling interests from continuing operations	(1,401)	(538)	(676)
Net loss attributable to shareholders	(265,294)	(47,705)	(12,389)
Other comprehensive loss
Foreign currency translation (loss)/gain	(1,545)	7,635	(5,076)
Total comprehensive loss	$ (268,240)	$ (40,608)	$ (18,141)
Loss per ordinary share attributable to shareholders
Basic (in Dollars per share)	$ (0.92)	$ (0.19)	$ (0.05)
Diluted (in Dollars per share)	$ (0.92)	$ (0.19)	$ (0.05)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	286,806,791	245,883,447	240,029,717
Diluted (in Shares)	286,806,791	245,883,447	240,029,717